Matthews Pacific Tiger Fund	March 31, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 96.0%

	Shares	Value

CHINA/HONG KONG: 47.5%
Tencent Holdings, Ltd.	4,018,600	$196,386,264
Alibaba Group Holding, Ltd.[b]	11,916,000	150,922,050
Meituan B Shares[b,c,d]	6,596,560	119,676,215
China Resources Beer Holdings Co., Ltd.	14,543,775	116,836,103
Yum China Holdings, Inc.	1,698,548	107,670,958
Hong Kong Exchanges & Clearing, Ltd.	2,411,400	106,884,655
Kweichow Moutai Co., Ltd. A Shares	400,273	105,717,502
CITIC Securities Co., Ltd. H Shares	45,848,600	98,070,044
AIA Group, Ltd.	9,161,000	96,074,689
China Tourism Group Duty Free Corp., Ltd. A Shares	3,399,073	90,753,260
Shenzhen Inovance Technology Co., Ltd. A Shares	8,608,385	88,174,232
JD.com, Inc. A Shares	3,469,907	75,769,574
China Resources Mixc Lifestyle Services, Ltd.[c,d]	13,470,830	70,826,199
PDD Holdings, Inc. ADR[b]	735,000	55,786,500
KE Holdings, Inc. ADR[b]	2,889,559	54,439,292
Shandong Sinocera Functional Material Co., Ltd. A Shares	11,964,928	49,378,648
ENN Energy Holdings, Ltd.	2,981,400	40,824,243
StarPower Semiconductor, Ltd. A Shares	979,323	39,193,367
China Lesso Group Holdings, Ltd.	42,346,000	37,836,789
Wuxi Biologics Cayman, Inc.[b,c,d]	6,077,500	37,449,322
Sany Heavy Industry Co., Ltd. A Shares	13,120,461	32,597,185
JD Logistics, Inc.[b,c,d]	16,340,800	29,297,819
CSPC Pharmaceutical Group, Ltd.	29,858,000	29,270,319
Will Semiconductor Co., Ltd. Shanghai A Shares	1,821,687	24,216,834
Contemporary Amperex Technology Co., Ltd. A Shares	309,862	18,338,014
Alibaba Group Holding, Ltd. ADR[b]	160,220	16,371,280

Total China/Hong Kong		1,888,761,357

TAIWAN: 14.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	14,425,000	252,792,667
Chailease Holding Co., Ltd.	10,886,257	80,061,462
Delta Electronics, Inc.	5,162,182	51,217,307
MediaTek, Inc.	1,945,000	50,426,314
Accton Technology Corp.	4,407,000	46,318,138
E Ink Holdings, Inc.	7,174,000	43,787,569
Uni-President Enterprises Corp.	11,072,000	26,174,080
Eclat Textile Co., Ltd.	1,549,000	25,291,923
Yageo Corp.	1,018,783	17,759,549

Total Taiwan		593,829,009

INDIA: 13.4%
ICICI Bank, Ltd.	12,042,014	128,686,317
Pidilite Industries, Ltd.	2,523,498	72,387,329
Titan Co., Ltd.	2,353,563	72,287,889
Housing Development Finance Corp., Ltd.	2,109,831	67,658,207
Tata Consultancy Services, Ltd.	1,552,939	60,871,866
Ashok Leyland, Ltd.	31,526,160	53,659,293
Dabur India, Ltd.	7,494,091	49,760,754
Tata Power Co., Ltd.	11,795,802	27,412,398

Total India		532,724,053

	Shares	Value

SOUTH KOREA: 9.5%
Samsung Electronics Co., Ltd.	4,028,966	$199,236,243
Samsung Engineering Co., Ltd.[b]	3,035,440	74,183,633
HL Mando Co., Ltd.	1,732,314	61,351,530
NAVER Corp.	266,658	41,782,914

Total South Korea		376,554,320

THAILAND: 2.9%
Central Pattana Public Co., Ltd.	58,266,200	117,334,563

Total Thailand		117,334,563

INDONESIA: 2.6%
PT Bank Central Asia Tbk	176,061,600	103,003,800

Total Indonesia		103,003,800

PHILIPPINES: 2.3%
SM Prime Holdings, Inc.	150,947,171	91,330,874

Total Philippines		91,330,874

VIETNAM: 1.5%
Vietnam Dairy Products JSC	18,369,028	58,347,066

Total Vietnam		58,347,066

SINGAPORE: 1.4%
Venture Corp., Ltd.	4,257,900	56,670,294

Total Singapore		56,670,294

TOTAL INVESTMENTS: 96.0%		3,818,555,336
(Cost $3,413,147,885)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.0%		160,442,941

NET ASSETS: 100.0%		$3,978,998,277

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2023, the aggregate value is $257,249,555, which is 6.47% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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